Prepayments and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments and other current assets
Interest receivable	$ 69,814	$ 67,312
Value added taxes to be deducted	51,200	47,064
Receivables from payment platforms	22,401	27,882
Employee advances	1,500	2,146
Prepayments and deposits to vendors and content providers	8,323	8,388
Deposits	6,147	5,122
Amount due from a lessee of sale-and-leaseback arrangement - net (Note 10)	14,157	17,975
Net assets subject to disposal related to YY Live (Note 3)	38,194	38,194
Others	35,802	41,406
Total	$ 247,538	$ 255,489